SP Funds S&P Global REIT Sharia ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 0.0%(a)
Servet Gayrimenkul Yatirim Ortakligi AS	1	$0

Real Estate - 99.7%(b)
Avrupakent Gayrimenkul Yatirim Ortakligi AS - REIT	856,616	971,082
Axis Real Estate Investment Trust - REIT	14,404,053	6,726,185
Centurion Accommodation Reit - REIT	7,640,753	6,848,114
Charter Hall Group	671,882	9,302,670
Citicore Energy REIT Corp. - REIT	18,641,300	940,187
Dubai Residential REIT - REIT	14,915,769	5,238,733
EastGroup Properties, Inc. - REIT	51,808	10,335,696
Equinix, Inc. – REIT	24,362	25,500,193
Equity LifeStyle Properties, Inc. - REIT	159,451	10,117,166
Fermi, Inc.(c)	243,837	1,211,870
Goodman Group – REIT	1,235,432	24,551,398
IGB Real Estate Investment Trust - REIT	12,581,825	8,594,143
IMPACT Growth Real Estate Investment Trust - REIT	4,735,145	1,970,597
Kizilbuk Gayrimenkul Yatirim Ortakligi AS - REIT(c)	1	0
Panora Gayrimenkul Yatirim Ortakligi - REIT	432,514	1,372,328
Peker Gayrimenkul Yatirim Ortakligi AS - REIT(c)	26,386,822	8,612,913
Prologis, Inc. – REIT	184,995	25,884,500
RL Commercial REIT, Inc. - REIT	43,953,574	5,061,995
SITE Centers Corp. - REIT	401,376	1,184,059
Sun Communities, Inc. - REIT	83,365	10,122,178
Terreno Realty Corp. - REIT	152,802	10,117,020
Welltower, Inc. – REIT	113,374	26,783,474
Weyerhaeuser Co. - REIT	425,698	9,948,562
		211,395,063

TOTAL COMMON STOCKS (Cost $188,556,422)		211,395,063

TOTAL INVESTMENTS - 99.7% (Cost $188,556,422)		$211,395,063
Other Assets in Excess of Liabilities - 0.3%		646,818
TOTAL NET ASSETS - 100.0%		$212,041,881

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Non-income producing security.